Investment Securities - Summary of Analysis of Fair Value and Carrying Value of Investment Securities Measured at Amortized Cost (Parenthetical) (Detail) - CAD ($) $ in Millions	Jul. 31, 2026	Apr. 30, 2026	Oct. 31, 2025
Debt securities [member]
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	$ 1	$ 2	$ 1